Notes Payable (Tables)	9 Months Ended
Sep. 30, 2016
Notes Payable [Abstract]
Schedule of notes payable

Notes payable consist of the following:

Short term	September 30, 2016	December 31, 2015
2013 Secured Note	$-	$2,972
Manzo Note	-	115,000
2016 Secured Notes	110,794	-
Short term notes payable	$110,794	$117,972

Long term	September 30, 2016	December 31, 2015
2016 Secured Notes	$186,298	$-